                               ING INVESTORS TRUST
                          ING Evergreen Omega Portfolio

                          Supplement dated June 6, 2006
               to the Adviser Class, Institutional Class, Service
        Class and Service 2 Class Prospectuses each dated April 28, 2006

     Effective June 30, 2006, Aziz Hamzaogullari, CFA, will replace Maureen E. Cullinane, CFA, as portfolio manager to ING Evergreen Omega Portfolio.

     Effective June 30, 2006, the second paragraph under the section entitled "Description of the Portfolios - More on the Sub-Adviser" on page 15 of the Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses is hereby deleted in its entirety and replaced with the following:

     The following individual is responsible for the day-to-day management of the Portfolio:

     NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
     ----                       ---------------------------------------
     Aziz Hamzaogullari, CFA    Mr. Hamzaogullari is a Managing Director and
                                Director of Research with the Fundamental Equity
                                Team at EIMC. He has been with EIMC since 2001
                                and previously served as a Senior Equity Analyst
                                for Manning & Napier Advisors, Inc. Mr.
                                Hamzaogullari has managed the Portfolio since
                                June 30, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                          ING Evergreen Omega Portfolio

                          Supplement dated June 6, 2006
    to the Adviser Class Statement of Additional Information ("SAI") and the
           Institutional Class, Service Class and Service 2 Class SAI
                            each dated April 28, 2006

     Effective June 30, 2006, Aziz Hamzaogullari, CFA, will replace Maureen E. Cullinane, CFA, as portfolio manager to ING Evergreen Omega Portfolio.

     1. All references to Maureen E. Cullinane are hereby deleted from the Adviser Class SAI and Institutional Class, Service Class and Service 2 Class SAI and replaced with Aziz Hamzaogullari.

     2. The tables and language in the sub-sections entitled "ING Evergreen Omega Portfolio - Other Managed Accounts" and "Portfolio Manager Ownership of Securities" under the section entitled, "Other Information About Portfolio Managers" on pages 128 and 130, respectively, of the Adviser Class SAI and on pages 132 to 134, respectively, of the Institutional Class, Service Class and Service 2 Class SAI are deleted in their entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of March 31, 2006.

                   REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                   COMPANIES                       VEHICLES                           OTHER ACCOUNTS
                   -----------------------------------------------------------------------------------------------
                   NUMBER                                                             NUMBER
  PORTFOLIO        OF                              NUMBER OF                          OF
  MANAGER          ACCOUNTS       TOTAL ASSETS     ACCOUNTS         TOTAL ASSETS      ACCOUNTS        TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------
Aziz               0              N/A              0                N/A               0               N/A
Hamzaogullari,
CFA

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of March 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Aziz Hamzaogullari, CFA                 None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE